GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Decarbonization capital expenditure	$ 300	$ 200
Property, plant and equipment, temporarily idle	286	264
Property, plant and equipment, assets retired from active use and not classified as held for sale	1	22
Borrowing costs capitalised	$ 200
Capitalisation rate of borrowing costs eligible for capitalisation	5.10%
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	$ 30	41
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	164	112
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	$ 87	$ 105
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	7 years
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	6 years